Cover	Oct. 05, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 05, 2026
Entity File Number	001-05560
Entity Registrant Name	Skyworks Solutions, Inc.
Entity Central Index Key	0000004127
Entity Tax Identification Number	04-2302115
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5260 California Avenue
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92617
City Area Code	949
Local Phone Number	231-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.25 per share
Trading Symbol	SWKS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false